Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Maturity Analysis of Lease Payments on an Undiscounted Basis	The following table sets out the maturity analysis of lease payments, on an undiscounted basis.

	Year ended December 31,
	2025	2024
	$’000	$’000
Less than one year	383	271
One to two years	153	271
Two to three years	—	135
Total undiscounted lease payable	536	677